TAXES ON INCOME - Schedule of components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Carry forward tax losses		$ 38.2	$ 36.2
Employee stock based compensation		29.7	30.3
Deferred revenues		3.1	3.0
Tax credits		37.9	32.5
Unrealized loss on marketable securities, net		3.5	11.8
Accrued employee costs		15.7	13.2
Other		19.2	17.3
Deferred tax assets before valuation allowance		147.3	144.3
Valuation allowance - mainly in respect to carryforward losses		(5.5)	(16.7)
Deferred tax asset		141.8	127.6
Intangible assets		(29.6)	(13.4)
Deferred commission		(10.4)	(9.3)
Other		(8.8)	(6.1)
Deferred tax liability		(48.8)	(28.8)
Deferred tax asset, net	[1]	$ 93.0	$ 98.8

[1]	As of December 31, 2024 and 2023 unrecognized tax benefit in the amounts of $18.3 and $17.0 was presented net from deferred tax asset.